UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				March 31, 2007 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Air Transportation, Scheduled
11,700	Airnet Systems, Inc. *	$ 36,902	$ 37,908	0.10%

Beverages & Food
13,700	Farmer Brothers Co.	274,862	310,990
50,000	Pyramid Breweries, Inc. *	92,773	192,000
		367,635	502,990	1.30%

Business Development Cos.
139,130	Brantley Capital Corp.	355,371	367,303
93,900	MVC Capital, Inc.	837,204	1,469,535
		1,192,575	1,836,838	4.74%

Conglomerate
440,268	Argan, Inc. *	1,900,582	2,729,662
80,400	Regency Affiliates, Inc. *	470,074	419,688
14,400	United Capital Corp. *	316,779	491,184
174,172	WHX Corp. *	1,520,736	1,480,462
17,400	McRae Industries, Inc.	194,930	208,800
		4,403,100	5,329,796	13.74%

Electric Housewares & Fans
2,200	National Presto Industries, Inc.	89,068	135,608	0.35%

Financial Services
323,445	BKF Capital Group, Inc.*	1,182,641	1,051,196
457,840	Cadus Corp. *	731,326	792,063
88,500	Cosine Communications, Inc.*	214,095	269,925
660,000	Dynabazaar, Inc. *	211,554	221,100
119,400	Kent Financial Services, Inc. *	270,771	271,038
128,189	LQ Corp. *	200,497	153,827
31,250	Novt Corp. *	91,299	84,375
6,850	Webfinancial Corp. *	62,599	83,228
		2,964,781	2,926,751	7.55%

Furniture & Fixtures
1,500	Burnham Holdings	25,627	25,350
13,900	Reconditioned Systems, Inc.	24,981	55,600
		50,608	80,950	0.21%

Industrial Instruments For Measurement, Display, and Control
75,100	Electro Sensors, Inc.	307,988	404,038	1.04%

IT Services
400,000	New Horizons Worldwide Inc.*	224,000	400,000
96,000	Technology Solutions Co. *	785,282	749,760
		1,009,282	1,149,760	2.96%

Healthcare Products/Equipment
21,600	Allied Healthcare Products, Inc. *	106,121	129,816	0.33%

Mailboxes & Lockers
77,200	American Locker Group, Inc. *	459,549	324,240	0.84%

Optical Instruments & Lenses
233,100	Meade Instruments Corp.*	473,463	573,426	1.48%

Plastic Products
86,400	Peak International, Ltd. *	246,359	238,464	0.61%

Primary Smelting & Refining of Nonferrous Metals
1,000	Blue Earth Refineries, Inc	1	2,390	0.01%

Ship & Boat Building & Repairing
353,722	Conrad Industries, Inc. *	621,134	2,122,332	5.47%

Real Estate Investment Trusts
105	USA Real Estate Investors Trust *	52,253	52,500	0.14%

Telecommunications
140,400	NMS Communications Corp.*	248,151	249,912	0.64%

Textile Mill Products
1,300	International Textil Group, Inc.*	17,784	11,700
295,800	Quaker Fabric Corp. *	674,403	349,044
		692,187	360,744	0.93%

Total for Common Stock		$ 13,321,157	$ 16,458,463	42.44%

Auction Market Preferreds
100,000	Advent Claymore Conv. Sec. Inc. Fund Pfd - M7	100,000	100,000
100,000	Pioneer High Income Trust Pfd - M7	100,000	100,000
100,000	Western Asset Premium Bond Fund Pfd - M7	100,000	100,000

Total for Auction Market Preferred Stock		$ 300,000	$ 300,000	0.77%

Convertible Preferreds
26,500	Ameritrans Capital Corp. Pfd	308,229	328,865
46,854	Aristotle Corp. Convertible Pfd - I	368,266	397,322

Total for Convertible Preferred Stock		$ 676,495	$ 726,187	1.87%

Put Contracts
24,000	Financial Select Sector Jan '08 *	120,960	38,400
37,500	Financial Select Sector Jan '09 *	124,313	86,250
19,500	Ishares Russell 2000 Index Jan '08 *	267,875	104,325
6,000	Ishares Russell 2000 Index Jan '09 *	111,900	72,900

Total for Put Contracts		$ 625,048	$ 301,875	0.78%

SHORT TERM INVESTMENTS
Money Market Fund
21,298,192	First American Government Obligation Fund Cl Y 4.93% **	21,298,192	21,298,192	54.92%

Total for Short Term Investments		$ 21,298,192	$ 21,298,192	54.92%

	Total Investments	$ 36,220,892	$ 39,084,717	100.79%

	Liabilities in Excess of Other Assets		(305,613)	(0.79)%

	Net Assets		$ 38,779,104	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $36,220,892 amounted to $2,863,825, which consisted of aggregate gross unrealized appreciation of  $4,162,141 and aggregate gross unrealized depreciation of $1,298,316.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date May 14, 2007

* Print the name and title of each signing officer under his or her signature.